EXCHANGEABLE NOTES (Schedule of Carrying Value of Exchangeable Senior Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Borrowings [abstract]
Balance at 1 January	$ 92,955	$ 92,232
Accretion interest	689	723	$ 718
Less: purchased during the year at fair value	(12,262)
Balance at 31 December	$ 81,382	$ 92,955	$ 92,232